Royalties and Royalty Options - Schedule of Royalties and Royalty Options (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	$ 27,256,357	$ 13,038,270
Royalties and Royalty Options, Additions		13,644,036
Royalties and Royalty Options, Foreign currency translation	(1,679,249)	574,051
Royalties and Royalty Options, Ending balance	25,577,108	27,256,357
Royalties [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	27,131,357	12,153,132
Royalties and Royalty Options, Additions		14,404,174
Royalties and Royalty Options, Foreign currency translation	(1,679,249)	574,051
Royalties and Royalty Options, Ending balance	25,452,108	27,131,357
Royalty Options [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	125,000	885,138
Royalties and Royalty Options, Additions		(760,138)
Royalties and Royalty Options, Foreign currency translation
Royalties and Royalty Options, Ending balance	$ 125,000	$ 125,000